SCHEDULE OF INCOME BEFORE INCOME TAXES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Total (loss) income before income taxes	$ (4,658,829)	$ 594,091
CHINA
Effective Income Tax Rate Reconciliation [Line Items]
Total (loss) income before income taxes	(4,198,659)	1,298,457
HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Total (loss) income before income taxes	(285)	(1,122)
VIRGIN ISLANDS, BRITISH
Effective Income Tax Rate Reconciliation [Line Items]
Total (loss) income before income taxes	$ (459,885)	$ (703,244)